Share based compensation (Details 2) - Stock Options Member	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares
Statement [Line Items]
Exercise price of options outstanding	$ 1.56	$ 3.71	$ 2.75
Number of share options outstanding | shares	2,460,615	418,529	3,224,859
Weighted average remaining contractual life of outstanding share options	3 years 7 months 28 days	1 year 6 months 7 days	2 years 5 months 30 days
Exercise price of exercisable Share options	$ 1.54	$ 3.71	$ 3.71	$ 2.72
Number of share options exercisable in share-based payment arrangement	2,396,863	416,271	3,197,601
Exercise price 3.75
Statement [Line Items]
Exercise price of options outstanding	$ 3.75	$ 3.75
Number of share options outstanding | shares	5,000		10,500
Weighted average remaining contractual life of outstanding share options	2 months 16 days	1 year 2 months 16 days	3 years 11 months 1 day
Number of share options exercisable in share-based payment arrangement	5,000		6,500
Exercise price 3.86
Statement [Line Items]
Exercise price of options outstanding	$ 3.86	$ 3.86	$ 3.86
Number of share options outstanding | shares	5,000		256,245
Weighted average remaining contractual life of outstanding share options	2 years 10 months 10 days		3 years 2 months 16 days
Number of share options exercisable in share-based payment arrangement	3,750	2,750	252,993
Exercise price 10.65
Statement [Line Items]
Exercise price of options outstanding		$ 10.65	$ 10.65
Number of share options outstanding | shares		3,731
Weighted average remaining contractual life of outstanding share options		5 months 27 days	1 year 5 months 27 days
Number of share options exercisable in share-based payment arrangement		3,730
Exercise price 13.07
Statement [Line Items]
Exercise price of options outstanding		$ 13.07	$ 13.07
Number of share options outstanding | shares		10,856
Weighted average remaining contractual life of outstanding share options		5 months 27 days	1 year 5 months 27 days
Number of share options exercisable in share-based payment arrangement		10,855
Exercise price 13.47
Statement [Line Items]
Exercise price of options outstanding		$ 13.47	$ 13.47
Number of share options outstanding | shares		1,418
Weighted average remaining contractual life of outstanding share options		5 months 27 days	1 year 5 months 27 days
Number of share options exercisable in share-based payment arrangement		1,418
Exercise price 16.08
Statement [Line Items]
Exercise price of options outstanding		$ 16.08	$ 16.08
Number of share options outstanding | shares		18,410
Weighted average remaining contractual life of outstanding share options		5 months 27 days	1 year 5 months 27 days
Number of share options exercisable in share-based payment arrangement		18,409
Exercise price 17.89
Statement [Line Items]
Exercise price of options outstanding		$ 17.89	$ 17.89
Number of share options outstanding | shares		4,178
Weighted average remaining contractual life of outstanding share options		5 months 27 days
Exercise price of exercisable Share options			$ 17.89
Number of share options exercisable in share-based payment arrangement		4,178	4,178
Exercise price 50.25
Statement [Line Items]
Exercise price of options outstanding	$ 50.25	$ 50.25
Number of share options outstanding | shares			3,483
Weighted average remaining contractual life of outstanding share options	3 months 11 days	1 year 3 months 11 days	1 year 3 months 11 days
Exercise price of exercisable Share options			$ 50.25
Number of share options exercisable in share-based payment arrangement		3,483	3,483
Exercise price 4.42
Statement [Line Items]
Exercise price of options outstanding			$ 4.42
Number of share options outstanding | shares			99,503
Weighted average remaining contractual life of outstanding share options			8 months 16 days
Exercise price of exercisable Share options			$ 4.42
Number of share options exercisable in share-based payment arrangement			99,502
Exercise price 4.75
Statement [Line Items]
Exercise price of options outstanding			$ 4.75
Weighted average remaining contractual life of outstanding share options			3 years 3 months 15 days
Exercise price of exercisable Share options			$ 4.75
Exercise price 5.43
Statement [Line Items]
Exercise price of options outstanding		$ 5.43	$ 5.43
Number of share options outstanding | shares		16,265
Weighted average remaining contractual life of outstanding share options		5 months 27 days	1 year 5 months 27 days
Number of share options exercisable in share-based payment arrangement		16,264
Exercise price 7.63
Statement [Line Items]
Exercise price of options outstanding			$ 7.63
Weighted average remaining contractual life of outstanding share options			4 years
Exercise price of exercisable Share options			$ 7.63
Number of share options exercisable in share-based payment arrangement			30,000
Exercise price 18.09
Statement [Line Items]
Exercise price of options outstanding			$ 18.09
Number of share options outstanding | shares			2,488
Weighted average remaining contractual life of outstanding share options			2 years 3 months 11 days
Exercise price of exercisable Share options			$ 18.09
Number of share options exercisable in share-based payment arrangement			2,488
Exercise price 1.30.
Statement [Line Items]
Exercise price of options outstanding	$ 1.30	$ 1.30
Number of share options outstanding | shares	2,000,000	60,000
Weighted average remaining contractual life of outstanding share options	4 years 26 days	2 years 6 months 29 days
Exercise price of exercisable Share options	$ 1.30
Number of share options exercisable in share-based payment arrangement	2,000,000	60,000
Exercise price 1.70.
Statement [Line Items]
Exercise price of options outstanding		$ 1.70	$ 1.70
Number of share options outstanding | shares	67,980	103,453	154,953
Weighted average remaining contractual life of outstanding share options	1 year 10 months 13 days	2 years 2 months 16 days	3 years 5 months 16 days
Exercise price of exercisable Share options	$ 1.70
Number of share options exercisable in share-based payment arrangement	67,980	103,453	154,953
Exercise price 2.25.
Statement [Line Items]
Exercise price of options outstanding		$ 2.25	$ 2.25
Number of share options outstanding | shares	50,002	168,898	2,559,995
Weighted average remaining contractual life of outstanding share options	5 months 1 day	1 year 15 days	2 years 5 months 1 day
Exercise price of exercisable Share options	$ 2.25
Number of share options exercisable in share-based payment arrangement	50,000	168,898	2,559,995
Exercise price 2.31
Statement [Line Items]
Exercise price of options outstanding	$ 2.31
Number of share options outstanding | shares	15,000
Weighted average remaining contractual life of outstanding share options	2 years 1 month 28 days
Exercise price of exercisable Share options	$ 2.31
Number of share options exercisable in share-based payment arrangement	15,000
Exercise price 2.31 Two Member
Statement [Line Items]
Exercise price of options outstanding	$ 2.31
Number of share options outstanding | shares	15,000
Weighted average remaining contractual life of outstanding share options	2 years 2 months 23 days
Exercise price of exercisable Share options	$ 2.31
Number of share options exercisable in share-based payment arrangement	15,000
Exercise price 2.45
Statement [Line Items]
Exercise price of options outstanding	$ 2.45
Number of share options outstanding | shares	294,000
Weighted average remaining contractual life of outstanding share options	2 years 1 month 24 days
Exercise price of exercisable Share options	$ 2.45
Number of share options exercisable in share-based payment arrangement	231,500
Exercise price 2.91
Statement [Line Items]
Exercise price of options outstanding	$ 2.91	$ 2.91
Number of share options outstanding | shares	5,150
Weighted average remaining contractual life of outstanding share options	2 years	3 years	4 years
Number of share options exercisable in share-based payment arrangement	5,150
Exercise price 2.61
Statement [Line Items]
Exercise price of options outstanding		$ 2.61	$ 2.61
Number of share options outstanding | shares		12,687	12,684
Weighted average remaining contractual life of outstanding share options		5 months 27 days	1 year 5 months 27 days
Number of share options exercisable in share-based payment arrangement		12,683